Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Schedule of Recognized Revenue from Contracts with Customers

The Company recognized revenue from contracts with customers for the six months ended June 30, 2025 and 2024, as follows:

	Six months ended June 30,
	2025	2024

Revenues from CDMO recognized Over time	$182	$180
Revenues from CDMO recognized Point in time	591	104
Revenues recognized from Licensing	-	-
Total	$773	$284